Report Of The Directors Strategic Report (Tables)	6 Months Ended
Jun. 30, 2018
Report Of The Directors Strategic Report [Abstract]
Analysis of adjusted results by global business

HSBC adjusted profit before tax and balance sheet data
		Half-year to 30 Jun 2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnote	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	15	11,065	7,439	8,265	929	(163)	27,535
– external		9,092	7,319	9,498	800	826	27,535
– inter-segment		1,973	120	(1,233)	129	(989)	—
of which: net interest income/(expense)		7,661	5,189	2,489	446	(731)	15,054
Change in expected credit losses and other credit impairment charges		(543)	(55)	97	4	90	(407)
Net operating income		10,522	7,384	8,362	933	(73)	27,128
Total operating expenses		(6,909)	(3,273)	(4,794)	(743)	(651)	(16,370)
Operating profit/(loss)		3,613	4,111	3,568	190	(724)	10,758
Share of profit/(loss) in associates and joint ventures		17	—	—	—	1,364	1,381
Adjusted profit before tax		3,630	4,111	3,568	190	640	12,139
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		29.9	33.9	29.4	1.6	5.2	100.0
Adjusted cost efficiency ratio		62.4	44.0	58.0	80.0	(399.4)	59.5
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		351,114	329,300	250,058	40,902	2,069	973,443
Interests in associates and joint ventures		391	—	—	—	22,181	22,572
Total external assets		474,507	363,939	1,054,181	46,133	668,554	2,607,314
Customer accounts		635,598	355,650	291,711	63,593	9,755	1,356,307
Adjusted risk-weighted assets		124,059	315,064	284,553	16,984	122,158	862,818

HSBC adjusted profit before tax and balance sheet data (continued)
		Half-year to 30 Jun 2017
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnote	$m	$m	$m	$m	$m	$m
Net operating income before loan impairment charges and other credit risk provisions	15	10,283	6,622	8,192	874	986	26,957
– external		8,825	6,679	8,727	733	1,993	26,957
– inter-segment		1,458	(57)	(535)	141	(1,007)	—
of which: net interest income		6,920	4,423	2,307	407	103	14,160
Loan impairment (charges)/recoveries and other credit risk provisions		(565)	(109)	(40)	(1)	58	(657)
Net operating income		9,718	6,513	8,152	873	1,044	26,300
Total operating expenses		(6,311)	(2,949)	(4,609)	(729)	(597)	(15,195)
Operating profit		3,407	3,564	3,543	144	447	11,105
Share of profit/(loss) in associates and joint ventures		(10)	—	—	—	1,269	1,259
Adjusted profit before tax		3,397	3,564	3,543	144	1,716	12,364
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		27.5	28.8	28.7	1.2	13.8	100.0
Adjusted cost efficiency ratio		61.4	44.5	56.3	83.4	60.5	56.4
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		324,604	304,204	244,144	38,436	7,753	919,141
Interests in associates and joint ventures		378	—	—	—	20,929	21,307
Total external assets		440,751	331,670	1,030,547	44,769	648,313	2,496,050
Customer accounts		618,263	341,681	268,447	68,214	14,778	1,311,383
Adjusted risk-weighted assets		115,676	287,965	305,511	16,455	142,497	868,104

		Half-year to 31 Dec 2017
Net operating income/(expense) before loan impairment charges and other credit risk provisions	15	10,280	6,883	7,386	866	323	25,738
– external		8,487	6,978	8,126	734	1,413	25,738
– inter-segment		1,793	(95)	(740)	132	(1,090)	—
of which: net interest income/(expense)		7,249	4,814	2,655	428	(583)	14,563
Loan impairment (charges)/recoveries and other credit risk provisions		(415)	(382)	(432)	(16)	132	(1,113)
Net operating income		9,865	6,501	6,954	850	455	24,625
Total operating expenses		(6,755)	(3,128)	(4,567)	(698)	(1,582)	(16,730)
Operating profit/(loss)		3,110	3,373	2,387	152	(1,127)	7,895
Share of profit in associates and joint ventures		27	—	—	—	1,203	1,230
Adjusted profit before tax		3,137	3,373	2,387	152	76	9,125
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		34.4	37.0	26.2	1.7	0.7	100.0
Adjusted cost efficiency ratio		65.7	45.4	61.8	80.6	489.8	65.0
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		338,511	310,087	247,805	39,763	7,379	943,545
Interests in associates and joint ventures		363	—	—	—	22,121	22,484
Total external assets		458,384	341,091	962,267	45,330	670,727	2,477,799
Customer accounts		628,854	356,542	277,751	65,446	11,070	1,339,663
Adjusted risk-weighted assets		119,548	294,714	295,670	15,893	129,133	854,958

Reconciliation of reported and adjusted items

Adjusted results reconciliation
		Half-year to
		30 Jun 2018			30 Jun 2017				31 Dec 2017
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnote	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	15	27,535	(248)	27,287	26,957	(897)	106	26,166	25,738	(261)	(198)	25,279
ECL		(407)	—	(407)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LICs		N/A	N/A	N/A	(657)	(6)	—	(663)	(1,113)	7	—	(1,106)
Operating expenses		(16,370)	(1,179)	(17,549)	(15,195)	690	(1,938)	(16,443)	(16,730)	217	(1,928)	(18,441)
Share of profit in associates and joint ventures		1,381	—	1,381	1,259	(76)	—	1,183	1,230	(38)	—	1,192
Profit/(loss) before tax		12,139	(1,427)	10,712	12,364	(289)	(1,832)	10,243	9,125	(75)	(2,126)	6,924
For footnote, see page 47.

Adjusted balance sheet reconciliation
	At
	30 Jun 2018	31 Dec 2017
	Reported and Adjusted	Adjusted	Currency translation	Reported
	$m	$m	$m	$m
Loans and advances to customers (net)	973,443	943,545	19,419	962,964
Interests in associates and joint ventures	22,572	22,484	260	22,744
Total external assets	2,607,314	2,477,799	43,972	2,521,771
Customer accounts	1,356,307	1,339,663	24,799	1,364,462

Adjusted profit reconciliation
		Half-year to
		30 Jun	30 Jun	31 Dec
		2018	2017	2017
	Footnote	$m	$m	$m
Adjusted profit before tax		12,139	12,364	9,125
Significant items		(1,427)	(1,832)	(2,126)
– customer redress programmes		(54)	(299)	(464)
– disposals, acquisitions and investment in new businesses		(145)	348	(127)
– fair value movements on financial instruments	37	(152)	(245)	—
– costs to achieve		—	(1,670)	(1,332)
– costs of structural reform		(211)	(180)	(240)
– gain on partial settlement of pension obligation		—	—	188
– restructuring and other related costs		(24)	—	—
– settlements and provisions in connection with legal and regulatory matters		(841)	322	(124)
– currency translation on significant items			(108)	(27)
Currency translation			(289)	(75)
Reported profit before tax		10,712	10,243	6,924